UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHEZTEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2013

                                                                      (Form N-Q)

48046-1013                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
August 31, 2013 (unaudited)

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (53.7%)

             TAX-EXEMPT BONDS (50.3%)

             ARIZONA (1.7%)
$    1,000   Pima County IDA                                         5.75%        9/01/2029      $    1,019
     2,250   Univ. Medical Center Corp.                              5.00         7/01/2035           2,200
                                                                                                 ----------
                                                                                                      3,219
                                                                                                 ----------
             CALIFORNIA (2.3%)
     2,000   Monterey Peninsula USD (INS)                            5.50         8/01/2034           2,108
     1,000   State                                                   5.00         2/01/2043             995
     4,435   West Contra Costa USD (INS)                             5.05 (a)     8/01/2034           1,244
                                                                                                 ----------
                                                                                                      4,347
                                                                                                 ----------
             COLORADO (1.9%)
     1,000   Health Facilities Auth.                                 5.00        12/01/2042             882
     2,000   Regional Transportation District                        5.38         6/01/2031           2,071
       500   Univ. of Colorado Hospital Auth.                        5.00        11/15/2037             483
                                                                                                 ----------
                                                                                                      3,436
                                                                                                 ----------
             CONNECTICUT (1.8%)
     4,933   Mashantucket (Western) Pequot Tribe (b)                 7.08 (h)     7/01/2031           3,367
                                                                                                 ----------
             FLORIDA (5.8%)
     1,875   Escambia County Housing Finance Auth. (INS)             5.75         6/01/2031           1,954
     1,000   Jacksonville                                            5.00        10/01/2029           1,011
     2,000   Lee County IDA                                          5.00        11/01/2025           2,120
     1,300   Miami-Dade County                                       5.00        10/01/2034           1,300
     3,000   Orlando (INS)                                           5.13        11/01/2027           3,001
     1,505   Tampa-Hillsborough County Expressway Auth.              5.00         7/01/2037           1,460
                                                                                                 ----------
                                                                                                     10,846
                                                                                                 ----------
             GEORGIA (0.6%)
     1,000   Fayette County School District (INS)                    4.95         3/01/2025           1,084
                                                                                                 ----------
             GUAM (0.4%)
       750   International Airport Auth. (INS)(d)                    5.50        10/01/2033             746
                                                                                                 ----------
             ILLINOIS (1.7%)
     1,000   Chicago-O'Hare International Airport (INS)              5.25         1/01/2033             967
     2,000   Finance Auth.                                           6.00        10/01/2032           2,146
                                                                                                 ----------
                                                                                                      3,113
                                                                                                 ----------
             INDIANA (2.9%)
       500   Ball State Univ. of Indiana                             5.00         7/01/2030             511

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1  | USAA Growth and Tax Strategy Fund
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
PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$    1,250   Finance Auth.                                           5.38%       11/01/2032      $    1,271
       550   Health and Educational Facility Financing Auth.         5.25         2/15/2036             523
     3,000   Rockport (INS)                                          4.63         6/01/2025           3,070
                                                                                                 ----------
                                                                                                      5,375
                                                                                                 ----------
             KENTUCKY (0.6%)
     1,000   Economic Dev. Finance Auth. (INS)                       6.00        12/01/2033           1,022
                                                                                                 ----------
             LOUISIANA (2.1%)
       985   Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                           6.55         9/01/2025           1,034
     2,000   Parish of St. John the Baptist                          5.13         6/01/2037           1,940
     1,000   Tobacco Settlement Financing Corp.                      5.25         5/15/2035             945
                                                                                                 ----------
                                                                                                      3,919
                                                                                                 ----------
             MASSACHUSETTS (0.5%)
     1,000   Dev. Finance Auth.                                      5.25        11/15/2041             969
                                                                                                 ----------
             MICHIGAN (1.6%)
     3,000   Hospital Finance Auth. (INS)                            5.00        11/15/2026           3,007
                                                                                                 ----------
             MISSOURI (0.8%)
     1,500   Health and Educational Facility Financing Auth.         5.38         2/01/2035           1,446
                                                                                                 ----------
             NEW JERSEY (2.2%)
     1,000   EDA                                                     5.00         6/15/2029             949
     2,000   EDA                                                     5.00         9/01/2033           2,004
     1,000   Middlesex County Improvement Auth. (PRE)                5.00         8/15/2023           1,046
                                                                                                 ----------
                                                                                                      3,999
                                                                                                 ----------
             NEW MEXICO (1.0%)
     1,000   Farmington                                              4.88         4/01/2033             924
     1,000   Farmington                                              5.90         6/01/2040           1,018
                                                                                                 ----------
                                                                                                      1,942
                                                                                                 ----------
             NEW YORK (6.9%)
     1,000   Dormitory Auth.                                         5.50         5/01/2037           1,028
     3,000   MTA                                                     5.00        11/15/2030           3,060
     1,000   MTA                                                     5.00        11/15/2042             976
     1,000   New York City                                           5.25         8/15/2023           1,121
     1,500   New York City Housing Dev. Corp. (INS)                  5.00         7/01/2025           1,565
     2,000   New York City Trust for Cultural Resources              5.00        12/01/2039           2,020
     8,455   Oneida County IDA (INS)                                 4.65 (a)     7/01/2035           3,013
                                                                                                 ----------
                                                                                                     12,783
                                                                                                 ----------
             NORTH CAROLINA (0.6%)
     1,000   Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88         1/15/2032           1,062
                                                                                                 ----------
             PUERTO RICO (0.4%)
     1,000   Commonwealth (INS)                                      5.00         7/01/2035             786
                                                                                                 ----------
             RHODE ISLAND (0.1%)
       205   Housing and Mortgage Finance Corp.                      6.85        10/01/2024             205
                                                                                                 ----------
             SOUTH CAROLINA (1.1%)
     2,000   Piedmont Municipal Power Agency (INS)                   5.75         1/01/2034           2,128
                                                                                                 ----------

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             TENNESSEE (0.3%)
$   2,000    Knox County Health, Educational and Housing
                Facilities Board                                     5.01% (a)    1/01/2035      $      570
                                                                                                 ----------

             TEXAS (9.8%)
    2,000    Duncanville ISD (NBGA)                                  4.63         2/15/2029           2,016
    2,000    El Paso (INS)                                           4.75         8/15/2033           2,007
    2,000    Hidalgo County Health Services Corp.                    5.00         8/15/2026           2,008
    2,000    Houston Utility Systems (INS)(e)                        5.13         5/15/2028           2,050
    5,675    Lewisville (INS)(e)                                     5.80         9/01/2025           5,560
    1,500    Manor ISD (NBGA)                                        5.00         8/01/2037           1,531
    1,000    Matagorda County                                        4.00         6/01/2030             848
    1,500    Public Finance Auth. (INS)                              5.00         2/15/2036           1,340
    1,000    San Leanna Education Facilities Corp.                   4.75         6/01/2032             920
                                                                                                 ----------
                                                                                                     18,280
                                                                                                 ----------
             WASHINGTON (1.3%)
    1,500    Economic Dev. Finance Auth. (INS)                       5.00         6/01/2038           1,479
    1,000    Vancouver Downtown Redevelopment Auth. (INS)(PRE)       5.00         1/01/2023           1,016
                                                                                                 ----------
                                                                                                      2,495
                                                                                                 ----------
             WEST VIRGINIA (0.8%)
    1,500    Pleasants County                                        5.25        10/15/2037           1,439
                                                                                                 ----------
             WISCONSIN (0.5%)
    1,000    Health and Educational Facility Finance Auth.           5.25         4/15/2035             959
                                                                                                 ----------
             WYOMING (0.6%)
    1,250    Laramie County                                          5.00         5/01/2037           1,194
                                                                                                 ----------
             Total Tax-Exempt Bonds (cost: $93,835)                                                  93,738
                                                                                                 ----------

             TAX-EXEMPT MONEY MARKET INSTRUMENTS (3.4%)

             VARIABLE-RATE DEMAND NOTES (3.3%)

             PENNSYLVANIA (1.4%)
    2,400    Emmaus General Auth. (INS)(LIQ)                         0.40        12/01/2028           2,400
      300    Luzerne County (INS)(LIQ)                               0.65        11/15/2026             300
                                                                                                 ----------
                                                                                                      2,700
                                                                                                 ----------
             PUERTO RICO (1.9%)
    2,000    Electric Power Auth. (LIQ)(LOC - Dexia Credit
                Local)(f)                                            0.66         7/01/2026           2,000
    1,600    Highway and Transportation Auth. (LIQ)(LOC -
                Dexia Credit Local)(f)                               0.66         7/01/2030           1,600
                                                                                                 ----------
                                                                                                      3,600
                                                                                                 ----------
                                                                                                      6,300
                                                                                                 ----------

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3  | USAA Growth and Tax Strategy Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
   128,009   State Street Institutional Tax Free Money Market
                Fund, 0.00% (g)                                            $      128
                                                                           ----------
             Total Tax-Exempt Money Market Instruments (cost: $6,428)           6,428
                                                                           ----------
             Total Tax-Exempt Securities (cost: $100,263)                     100,166
                                                                           ----------
             BLUE CHIP STOCKS (47.8%)

             CONSUMER DISCRETIONARY (5.9%)
             -----------------------------
             ADVERTISING (0.1%)
     2,760   Interpublic Group of Companies, Inc.                                  43
     1,760   Omnicom Group, Inc.                                                  107
                                                                           ----------
                                                                                  150
                                                                           ----------
             APPAREL RETAIL (0.3%)
       620   Abercrombie & Fitch Co. "A"                                           22
     1,800   Gap, Inc.                                                             73
     1,450   L Brands, Inc.                                                        83
       780   Ross Stores, Inc.                                                     53
     4,570   TJX Companies, Inc.                                                  241
        80   Urban Outfitters, Inc.*                                                3
                                                                           ----------
                                                                                  475
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     1,740   Coach, Inc.                                                           92
       310   Fossil Group, Inc.*                                                   36
       420   PVH Corp.                                                             54
       420   Ralph Lauren Corp.                                                    69
       510   VF Corp.                                                              96
                                                                           ----------
                                                                                  347
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.2%)
       710   BorgWarner, Inc.                                                      68
     1,360   Delphi Automotive plc                                                 75
     4,140   Johnson Controls, Inc.                                               168
                                                                           ----------
                                                                                  311
                                                                           ----------
             AUTOMOBILE MANUFACTURERS (0.3%)
    23,451   Ford Motor Co.                                                       380
     4,710   General Motors Co.*                                                  160
                                                                           ----------
                                                                                  540
                                                                           ----------
             AUTOMOTIVE RETAIL (0.1%)
       610   AutoNation, Inc.*                                                     28
       230   AutoZone, Inc.*                                                       97
     1,390   CarMax, Inc.*                                                         66
       357   CST Brands, Inc.                                                      11
       680   O'Reilly Automotive, Inc.*                                            83
                                                                           ----------
                                                                                  285
                                                                           ----------
             BROADCASTING (0.2%)
     3,910   CBS Corp. "B"                                                        200
     1,100   Discovery Communications, Inc. "A"*                                   85
       630   Scripps Networks Interactive "A"                                      46
                                                                           ----------
                                                                                  331
                                                                           ----------
             CABLE & SATELLITE (0.6%)
     1,140   Cablevision Systems Corp. "A"                                         20
    16,102   Comcast Corp. "A"                                                    678

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                                                   Portfolio of Investments |  4

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     3,180   DIRECTV*                                                      $      185
     1,899   Time Warner Cable, Inc.                                              204
                                                                           ----------
                                                                                1,087
                                                                           ----------
             CASINOS & GAMING (0.0%)
     1,260   International Game Technology                                         24
       300   Wynn Resorts Ltd.                                                     42
                                                                           ----------
                                                                                   66
                                                                           ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
     1,820   Best Buy Co., Inc.                                                    65
       830   GameStop Corp. "A"                                                    42
                                                                           ----------
                                                                                  107
                                                                           ----------
             CONSUMER ELECTRONICS (0.0%)
       680   Garmin Ltd.                                                           28
       510   Harman International Industries, Inc.                                 32
                                                                           ----------
                                                                                   60
                                                                           ----------
             DEPARTMENT STORES (0.1%)
       230   J.C. Penney Co., Inc.*                                                 3
       960   Kohl's Corp.                                                          49
     2,500   Macy's, Inc.                                                         111
     1,300   Nordstrom, Inc.                                                       73
                                                                           ----------
                                                                                  236
                                                                           ----------
             DISTRIBUTORS (0.0%)
     1,110   Genuine Parts Co.                                                     85
                                                                           ----------
             FOOTWEAR (0.1%)
     4,500   NIKE, Inc. "B"                                                       283
                                                                           ----------
             GENERAL MERCHANDISE STORES (0.2%)
       170   Big Lots, Inc.*                                                        6
     1,620   Dollar General Corp.*                                                 87
       940   Dollar Tree, Inc.*                                                    49
     1,050   Family Dollar Stores, Inc.                                            75
     3,690   Target Corp.                                                         234
                                                                           ----------
                                                                                  451
                                                                           ----------
             HOME FURNISHINGS (0.0%)
       570   Leggett & Platt, Inc.                                                 17
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.5%)
     9,220   Home Depot, Inc.                                                     687
     7,040   Lowe's Companies, Inc.                                               322
                                                                           ----------
                                                                                1,009
                                                                           ----------
             HOMEBUILDING (0.1%)
     2,180   D.R. Horton, Inc.                                                     39
       620   Lennar Corp. "A"                                                      20
     2,360   PulteGroup, Inc.                                                      36
                                                                           ----------
                                                                                   95
                                                                           ----------
             HOMEFURNISHING RETAIL (0.1%)
     1,480   Bed Bath & Beyond, Inc.*                                             109
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     2,540   Carnival Corp.                                                        92
     1,716   Marriott International, Inc. "A"                                      68
     1,440   Starwood Hotels & Resorts Worldwide, Inc.                             92
     1,090   Wyndham Worldwide Corp.                                               65
                                                                           ----------
                                                                                  317
                                                                           ----------
             HOUSEHOLD APPLIANCES (0.0%)
       530   Whirlpool Corp.                                                       68
                                                                           ----------

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5  | USAA Growth and Tax Strategy Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             HOUSEWARES & SPECIALTIES (0.0%)
     2,180   Newell Rubbermaid, Inc.                                       $       55
                                                                           ----------
             INTERNET RETAIL (0.6%)
     2,240   Amazon.com, Inc.*                                                    629
       575   Expedia, Inc.                                                         27
       340   Netflix, Inc.*                                                        97
       310   priceline.com, Inc.*                                                 291
       815   TripAdvisor, Inc.                                                     60
                                                                           ----------
                                                                                1,104
                                                                           ----------
             LEISURE PRODUCTS (0.1%)
     1,030   Hasbro, Inc.                                                          47
     1,650   Mattel, Inc.                                                          67
                                                                           ----------
                                                                                  114
                                                                           ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
     1,720   Harley-Davidson, Inc.                                                103
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.9%)
     5,923   Time Warner, Inc.                                                    359
    12,180   Twenty-First Century Fox, Inc.                                       382
     2,770   Viacom, Inc. "B"                                                     220
    11,135   Walt Disney Co.                                                      677
                                                                           ----------
                                                                                1,638
                                                                           ----------
             PUBLISHING (0.0%)
     1,870   Gannett Co., Inc.                                                     45
     3,045   News Corp. "A"*                                                       48
                                                                           ----------
                                                                                   93
                                                                           ----------
             RESTAURANTS (0.7%)
       160   Chipotle Mexican Grill, Inc.*                                         65
       230   Darden Restaurants, Inc.                                              11
     6,500   McDonald's Corp.                                                     614
     5,150   Starbucks Corp.                                                      363
     2,600   Yum! Brands, Inc.                                                    182
                                                                           ----------
                                                                                1,235
                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
     1,670   H&R Block, Inc.                                                       47
                                                                           ----------
             SPECIALTY STORES (0.1%)
        60   PetSmart, Inc.                                                         4
     3,650   Staples, Inc.                                                         51
       720   Tiffany & Co.                                                         56
                                                                           ----------
                                                                                  111
                                                                           ----------
             TIRES & RUBBER (0.0%)
     1,400   Goodyear Tire & Rubber Co.*                                           28
                                                                           ----------
             Total Consumer Discretionary                                      10,957
                                                                           ----------
             CONSUMER STAPLES (4.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     3,750   Archer-Daniels-Midland Co.                                           132
                                                                           ----------
             BREWERS (0.0%)
     1,050   Molson Coors Brewing Co. "B"                                          51
                                                                           ----------
             DISTILLERS & VINTNERS (0.1%)
     1,070   Beam, Inc.                                                            67
       930   Brown-Forman Corp. "B"                                                63
       980   Constellation Brands, Inc. "A"*                                       53
                                                                           ----------
                                                                                  183
                                                                           ----------

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                                                   Portfolio of Investments |  6

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             DRUG RETAIL (0.4%)
     7,732   CVS Caremark Corp.                                            $      449
     5,210   Walgreen Co.                                                         250
                                                                           ----------
                                                                                  699
                                                                           ----------
             FOOD DISTRIBUTORS (0.1%)
     3,290   Sysco Corp.                                                          105
                                                                           ----------
             FOOD RETAIL (0.1%)
     2,780   Kroger Co.                                                           102
     1,460   Safeway, Inc.                                                         38
     2,140   Whole Foods Market, Inc.                                             113
                                                                           ----------
                                                                                  253
                                                                           ----------
             HOUSEHOLD PRODUCTS (1.0%)
       690   Clorox Co.                                                            57
     6,160   Colgate-Palmolive Co.                                                356
     2,120   Kimberly-Clark Corp.                                                 198
    16,433   Procter & Gamble Co.                                               1,280
                                                                           ----------
                                                                                1,891
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.5%)
     2,550   Costco Wholesale Corp.                                               285
    10,450   Wal-Mart Stores, Inc.                                                763
                                                                           ----------
                                                                                1,048
                                                                           ----------
             PACKAGED FOODS & MEAT (0.7%)
       640   Campbell Soup Co.                                                     28
     2,630   ConAgra Foods, Inc.                                                   89
       435   Dean Foods Co.*                                                        8
     4,550   General Mills, Inc.                                                  224
       910   Hershey Co.                                                           84
        30   Hormel Foods Corp.                                                     1
       828   J.M. Smucker Co.                                                      88
     1,080   Kellogg Co.                                                           66
     3,520   Kraft Foods Group, Inc.                                              182
     1,040   McCormick & Co., Inc.                                                 70
     1,371   Mead Johnson Nutrition Co.                                           103
    10,850   Mondelez International, Inc. "A"                                     333
     1,740   Tyson Foods, Inc. "A"                                                 50
       275   Whitewave Foods Co. "A"                                                5
       392   Whitewave Foods Co. "B"                                                8
                                                                           ----------
                                                                                1,339
                                                                           ----------
             PERSONAL PRODUCTS (0.1%)
     2,950   Avon Products, Inc.                                                   58
     1,480   Estee Lauder Companies, Inc. "A"                                      97
                                                                           ----------
                                                                                  155
                                                                           ----------
             SOFT DRINKS (1.0%)
    23,340   Coca-Cola Co.                                                        891
     2,560   Coca-Cola Enterprises, Inc.                                           96
     1,290   Dr. Pepper Snapple Group, Inc.                                        58
       940   Monster Beverage Corp.*                                               54
     9,433   PepsiCo, Inc.                                                        752
                                                                           ----------
                                                                                1,851
                                                                           ----------
             TOBACCO (0.8%)
    12,240   Altria Group, Inc.                                                   415
     2,445   Lorillard, Inc.                                                      103
    10,080   Philip Morris International, Inc.                                    841
     1,870   Reynolds American, Inc.                                               89
                                                                           ----------
                                                                                1,448
                                                                           ----------
             Total Consumer Staples                                             9,155
                                                                           ----------

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7  | USAA Growth and Tax Strategy Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             ENERGY (5.1%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
     1,150   CONSOL Energy, Inc.                                           $       36
       830   Peabody Energy Corp.                                                  14
                                                                           ----------
                                                                                   50
                                                                           ----------
             INTEGRATED OIL & GAS (2.4%)
    12,200   Chevron Corp.                                                      1,469
    27,283   Exxon Mobil Corp.                                                  2,378
     1,830   Hess Corp.                                                           137
     1,120   Murphy Oil Corp.                                                      76
     5,190   Occidental Petroleum Corp.                                           458
                                                                           ----------
                                                                                4,518
                                                                           ----------
             OIL & GAS DRILLING (0.1%)
       420   Diamond Offshore Drilling, Inc.                                       27
     1,300   Ensco plc "A"                                                         72
       640   Helmerich & Payne, Inc.                                               40
     2,100   Nabors Industries Ltd.                                                32
     1,500   Noble Corp.                                                           56
       660   Rowan Companies plc "A"*                                              24
                                                                           ----------
                                                                                  251
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
     2,707   Baker Hughes, Inc.                                                   126
     1,400   Cameron International Corp.*                                          79
     1,430   FMC Technologies, Inc.*                                               77
     5,670   Halliburton Co.                                                      272
     2,880   National-Oilwell Varco, Inc.                                         214
     8,132   Schlumberger Ltd.                                                    658
                                                                           ----------
                                                                                1,426
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
     3,020   Anadarko Petroleum Corp.                                             276
     2,640   Apache Corp.                                                         226
     2,560   Cabot Oil & Gas Corp.                                                100
     3,190   Chesapeake Energy Corp.                                               82
     7,710   ConocoPhillips                                                       511
     2,350   Denbury Resources, Inc.*                                              41
     2,320   Devon Energy Corp.                                                   133
     1,600   EOG Resources, Inc.                                                  251
       880   EQT Corp.                                                             76
     4,260   Marathon Oil Corp.                                                   147
       930   Newfield Exploration Co.*                                             22
     1,940   Noble Energy, Inc.                                                   119
       740   Pioneer Natural Resources Co.                                        130
     1,030   QEP Resources, Inc.                                                   28
       840   Range Resources Corp.                                                 63
     2,130   Southwestern Energy Co.*                                              81
     1,383   WPX Energy, Inc.                                                      26
                                                                           ----------
                                                                                2,312
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.3%)
     1,895   Marathon Petroleum Corp.                                             137
     3,875   Phillips 66                                                          221
       850   Tesoro Corp.                                                          39
     3,220   Valero Energy Corp.                                                  115
                                                                           ----------
                                                                                  512
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     3,718   Kinder Morgan, Inc.                                                  141
     4,060   Spectra Energy Corp.                                                 135

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     4,150   Williams Companies, Inc.                                      $      150
                                                                           ----------
                                                                                  426
                                                                           ----------
             Total Energy                                                       9,495
                                                                           ----------
             FINANCIALS (7.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     1,115   Ameriprise Financial, Inc.                                            96
     6,535   Bank of New York Mellon Corp.                                        194
       743   BlackRock, Inc.                                                      194
     2,580   Franklin Resources, Inc.                                             119
     3,300   Invesco Ltd.                                                         100
       750   Legg Mason, Inc.                                                      25
     1,270   Northern Trust Corp.(c)                                               70
     2,970   State Street Corp.                                                   198
     1,970   T. Rowe Price Group, Inc.                                            138
                                                                           ----------
                                                                                1,134
                                                                           ----------
             CONSUMER FINANCE (0.5%)
     5,860   American Express Co.                                                 421
     3,510   Capital One Financial Corp.                                          227
     3,520   Discover Financial Services                                          166
     3,760   SLM Corp.                                                             90
                                                                           ----------
                                                                                  904
                                                                           ----------
             DIVERSIFIED BANKS (0.9%)
     1,300   Comerica, Inc.                                                        53
    11,380   U.S. Bancorp                                                         411
    29,700   Wells Fargo & Co.                                                  1,220
                                                                           ----------
                                                                                1,684
                                                                           ----------
             INSURANCE BROKERS (0.1%)
     1,590   Aon plc                                                              106
     2,820   Marsh & McLennan Companies, Inc.                                     116
                                                                           ----------
                                                                                  222
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.4%)
     6,470   Charles Schwab Corp.                                                 135
     1,825   E*Trade Financial Corp.*                                              25
     2,640   Goldman Sachs Group, Inc.                                            402
     8,390   Morgan Stanley                                                       216
                                                                           ----------
                                                                                  778
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.5%)
     2,830   AFLAC, Inc.                                                          164
     2,199   Lincoln National Corp.                                                92
     6,040   MetLife, Inc.                                                        279
     1,820   Principal Financial Group, Inc.                                       74
     2,825   Prudential Financial, Inc.                                           212
       742   Torchmark Corp.                                                       51
     1,250   Unum Group                                                            37
                                                                           ----------
                                                                                  909
                                                                           ----------
             MULTI-LINE INSURANCE (0.4%)
     9,140   American International Group, Inc.*                                  425
       700   Assurant, Inc.                                                        37
     3,680   Genworth Financial, Inc. "A"*                                         43
     2,900   Hartford Financial Services Group, Inc.                               86
     2,116   Loews Corp.                                                           94
                                                                           ----------
                                                                                  685
                                                                           ----------
             MULTI-SECTOR HOLDINGS (0.0%)
     1,810   Leucadia National Corp.                                               45
                                                                           ----------

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    65,843   Bank of America Corp.                                         $      930
    18,621   Citigroup, Inc.                                                      900
    22,989   JPMorgan Chase & Co.                                               1,161
                                                                           ----------
                                                                                2,991
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (1.1%)
     1,670   ACE Ltd.                                                             146
     3,040   Allstate Corp.                                                       146
    10,968   Berkshire Hathaway, Inc. "B"*                                      1,220
     1,990   Chubb Corp.                                                          166
       970   Cincinnati Financial Corp.                                            44
     2,220   Progressive Corp.                                                     56
     2,350   Travelers Companies, Inc.                                            188
     2,680   XL Group plc                                                          79
                                                                           ----------
                                                                                2,045
                                                                           ----------
             REAL ESTATE SERVICES (0.0%)
     1,990   CBRE Group, Inc. "A"*                                                 44
                                                                           ----------
             REGIONAL BANKS (0.5%)
     4,130   BB&T Corp.                                                           140
     5,810   Fifth Third Bancorp                                                  106
     1,786   First Horizon National Corp.                                          20
     5,110   Huntington Bancshares, Inc.                                           42
     6,620   KeyCorp                                                               77
       660   M&T Bank Corp.                                                        75
     3,195   PNC Financial Services Group, Inc.                                   231
     9,790   Regions Financial Corp.                                               92
     3,200   SunTrust Banks, Inc.                                                 102
     1,310   Zions Bancorp                                                         37
                                                                           ----------
                                                                                  922
                                                                           ----------
             REITs - DIVERSIFIED (0.1%)
     1,238   Vornado Realty Trust                                                 101
                                                                           ----------
             REITs - INDUSTRIAL (0.1%)
     3,043   ProLogis, Inc.                                                       107
                                                                           ----------
             REITs - OFFICE (0.1%)
     1,050   Boston Properties, Inc.                                              108
                                                                           ----------
             REITs - RESIDENTIAL (0.1%)
       770   Apartment Investment & Management Co. "A"                             21
       710   AvalonBay Communities, Inc.                                           88
     2,215   Equity Residential                                                   115
                                                                           ----------
                                                                                  224
                                                                           ----------
             REITs - RETAIL (0.2%)
     2,670   Kimco Realty Corp.                                                    54
        90   Macerich Co.                                                           5
     2,094   Simon Property Group, Inc.                                           305
                                                                           ----------
                                                                                  364
                                                                           ----------
             REITs - SPECIALIZED (0.4%)
     2,420   American Tower Corp.                                                 168
     2,790   HCP, Inc.                                                            114
     1,750   Health Care REIT, Inc.                                               107
     4,342   Host Hotels & Resorts, Inc.                                           74
       800   Plum Creek Timber Co., Inc.                                           35
       885   Public Storage                                                       135
     1,700   Ventas, Inc.                                                         106
     3,017   Weyerhaeuser Co.                                                      83
                                                                           ----------
                                                                                  822
                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             SPECIALIZED FINANCE (0.2%)
     1,850   CME Group, Inc.                                               $      132
       440   IntercontinentalExchange, Inc.*                                       79
     1,940   McGraw-Hill Companies, Inc.                                          113
     1,370   Moody's Corp.                                                         87
       840   NASDAQ OMX Group, Inc.                                                25
       930   NYSE Euronext                                                         39
                                                                           ----------
                                                                                  475
                                                                           ----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     3,630   Hudson City Bancorp, Inc.                                             33
     1,650   People's United Financial, Inc.                                       24
                                                                           ----------
                                                                                   57
                                                                           ----------
             Total Financials                                                  14,621
                                                                           ----------
             HEALTH CARE (6.2%)
             ------------------
             BIOTECHNOLOGY (1.1%)
     1,160   Alexion Pharmaceuticals, Inc.*                                       125
     4,740   Amgen, Inc.                                                          516
     1,460   Biogen Idec, Inc.*                                                   311
     2,670   Celgene Corp.*                                                       374
     9,020   Gilead Sciences, Inc.*                                               544
       310   Regeneron Pharmaceuticals, Inc.*                                      75
                                                                           ----------
                                                                                1,945
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.2%)
     1,410   AmerisourceBergen Corp.                                               80
     2,310   Cardinal Health, Inc.                                                116
     1,450   McKesson Corp.                                                       176
       720   Patterson Companies, Inc.                                             29
                                                                           ----------
                                                                                  401
                                                                           ----------
             HEALTH CARE EQUIPMENT (1.0%)
     9,330   Abbott Laboratories                                                  311
     3,470   Baxter International, Inc.                                           241
     1,310   Becton, Dickinson & Co.                                              128
     8,820   Boston Scientific Corp.*                                              93
       600   C.R. Bard, Inc.                                                       69
     1,315   CareFusion Corp.*                                                     47
     2,600   Covidien plc                                                         154
       770   Edwards Lifesciences Corp.*                                           54
       230   Intuitive Surgical, Inc.*                                             89
     6,290   Medtronic, Inc.                                                      326
     1,100   St. Jude Medical, Inc.                                                56
     1,770   Stryker Corp.                                                        118
       830   Varian Medical Systems, Inc.*                                         59
     1,130   Zimmer Holdings, Inc.                                                 89
                                                                           ----------
                                                                                1,834
                                                                           ----------
             HEALTH CARE FACILITIES (0.0%)
       817   Tenet Healthcare Corp.*                                               32
                                                                           ----------
             HEALTH CARE SERVICES (0.3%)
       570   DaVita HealthCare Partners, Inc.*                                     61
     4,819   Express Scripts Holdings Co.*                                        308
       615   Laboratory Corp. of America Holdings*                                 59
       600   Quest Diagnostics, Inc.                                               35
                                                                           ----------
                                                                                  463
                                                                           ----------
             HEALTH CARE SUPPLIES (0.0%)
     1,150   DENTSPLY International, Inc.                                          48
                                                                           ----------
             HEALTH CARE TECHNOLOGY (0.0%)
     1,720   Cerner Corp.*                                                         79
                                                                           ----------

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
     2,000   Agilent Technologies, Inc.                                    $       93
     1,039   Life Technologies Corp.*                                              77
       680   PerkinElmer, Inc.                                                     25
     2,200   Thermo Fisher Scientific, Inc.                                       196
       690   Waters Corp.*                                                         68
                                                                           ----------
                                                                                  459
                                                                           ----------
             MANAGED HEALTH CARE (0.5%)
     2,124   Aetna, Inc.                                                          135
     1,490   Cigna Corp.                                                          117
     1,000   Humana, Inc.                                                          92
     6,400   UnitedHealth Group, Inc.                                             459
     2,020   WellPoint, Inc.                                                      172
                                                                           ----------
                                                                                  975
                                                                           ----------
             PHARMACEUTICALS (2.8%)
     9,330   AbbVie, Inc.                                                         398
       840   Actavis, Inc.*                                                       113
     1,800   Allergan, Inc.                                                       159
    10,256   Bristol-Myers Squibb Co.                                             428
     5,890   Eli Lilly and Co.                                                    303
     1,600   Forest Laboratories, Inc.*                                            68
       910   Hospira, Inc.*                                                        35
    16,790   Johnson & Johnson                                                  1,451
       325   Mallinckrodt plc                                                      14
    18,313   Merck & Co., Inc.                                                    866
     2,340   Mylan, Inc.*                                                          83
       460   Perrigo Co.                                                           56
    42,053   Pfizer, Inc.                                                       1,186
     3,054   Zoetis, Inc.                                                          89
                                                                           ----------
                                                                                5,249
                                                                           ----------
             Total Health Care                                                 11,485
                                                                           ----------
             INDUSTRIALS (4.9%)
             ------------------
             AEROSPACE & DEFENSE (1.3%)
     4,340   Boeing Co.                                                           451
     2,040   General Dynamics Corp.                                               170
     4,610   Honeywell International, Inc.                                        367
        90   L-3 Communications Holdings, Inc.                                      8
     1,690   Lockheed Martin Corp.                                                207
     1,200   Northrop Grumman Corp.                                               111
     1,010   Precision Castparts Corp.                                            213
     1,635   Raytheon Co.                                                         123
     1,230   Rockwell Collins, Inc.                                                87
     2,070   Textron, Inc.                                                         56
     5,410   United Technologies Corp.                                            541
                                                                           ----------
                                                                                2,334
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.4%)
       990   C.H. Robinson Worldwide, Inc.                                         56
     1,300   Expeditors International of Washington, Inc.                          53
     1,690   FedEx Corp.                                                          181
     4,190   United Parcel Service, Inc. "B"                                      359
                                                                           ----------
                                                                                  649
                                                                           ----------
             AIRLINES (0.0%)
     4,410   Southwest Airlines Co.                                                57
                                                                           ----------
             BUILDING PRODUCTS (0.0%)
     2,100   Masco Corp.                                                           40
                                                                           ----------
             CONSTRUCTION & ENGINEERING (0.1%)
     1,020   Fluor Corp.                                                           65

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
       740   Jacobs Engineering Group, Inc.*                               $       43
     1,260   Quanta Services, Inc.*                                                33
                                                                           ----------
                                                                                  141
                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     4,045   Caterpillar, Inc.                                                    334
       960   Cummins, Inc.                                                        118
     2,480   Deere & Co.                                                          208
       290   Joy Global, Inc.                                                      14
     2,412   PACCAR, Inc.                                                         129
                                                                           ----------
                                                                                  803
                                                                           ----------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
       670   Cintas Corp.                                                          32
     1,020   Iron Mountain, Inc.                                                   26
                                                                           ----------
                                                                                   58
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     3,117   Eaton Corp. plc                                                      197
     4,390   Emerson Electric Co.                                                 265
     1,110   Rockwell Automation, Inc.                                            108
       510   Roper Industries, Inc.                                                63
                                                                           ----------
                                                                                  633
                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     2,486   Republic Services, Inc.                                               81
       480   Stericycle, Inc.*                                                     54
     2,205   Waste Management, Inc.                                                89
                                                                           ----------
                                                                                  224
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
       750   Robert Half International, Inc.                                       26
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (1.2%)
     3,910   3M Co.                                                               444
     3,670   Danaher Corp.                                                        240
    63,550   General Electric Co.                                               1,471
                                                                           ----------
                                                                                2,155
                                                                           ----------
             INDUSTRIAL MACHINERY (0.4%)
     1,320   Dover Corp.                                                          112
     1,320   Flowserve Corp.                                                       74
     2,510   Illinois Tool Works, Inc.                                            179
     1,860   Ingersoll-Rand plc                                                   110
       850   Pall Corp.                                                            59
       940   Parker-Hannifin Corp.                                                 94
       558   Pentair Ltd.                                                          33
     1,253   Stanley Black & Decker, Inc.                                         107
     1,040   Xylem, Inc.                                                           26
                                                                           ----------
                                                                                  794
                                                                           ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
     1,260   Pitney Bowes, Inc.                                                    21
                                                                           ----------
             RAILROADS (0.5%)
     7,340   CSX Corp.                                                            181
       280   Kansas City Southern                                                  29
     1,880   Norfolk Southern Corp.                                               136
     3,170   Union Pacific Corp.                                                  487
                                                                           ----------
                                                                                  833
                                                                           ----------
             RESEARCH & CONSULTING SERVICES (0.0%)
       270   Dun & Bradstreet Corp.                                                27
       720   Equifax, Inc.                                                         42
                                                                           ----------
                                                                                   69
                                                                           ----------

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             SECURITY & ALARM SERVICES (0.1%)
     1,340   ADT Corp.                                                     $       54
     2,160   Tyco International Ltd.                                               71
                                                                           ----------
                                                                                  125
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
     1,860   Fastenal Co.                                                          82
       480   W.W. Grainger, Inc.                                                  119
                                                                           ----------
                                                                                  201
                                                                           ----------
             TRUCKING (0.0%)
       360   Ryder System, Inc.                                                    20
                                                                           ----------
             Total Industrials                                                  9,183
                                                                           ----------
             INFORMATION TECHNOLOGY (8.6%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
     2,900   Adobe Systems, Inc.*                                                 132
     1,380   Autodesk, Inc.*                                                       51
     1,240   Citrix Systems, Inc.*                                                 88
     1,640   Intuit, Inc.                                                         104
     3,320   Salesforce.com, Inc.*                                                163
                                                                           ----------
                                                                                  538
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (0.9%)
    32,845   Cisco Systems, Inc.                                                  766
       490   F5 Networks, Inc.*                                                    41
       790   Harris Corp.                                                          45
     1,770   JDS Uniphase Corp.*                                                   23
     3,200   Juniper Networks, Inc.*                                               60
     1,775   Motorola Solutions, Inc.                                              99
    10,610   QUALCOMM, Inc.                                                       703
                                                                           ----------
                                                                                1,737
                                                                           ----------
             COMPUTER HARDWARE (1.7%)
     5,750   Apple, Inc.                                                        2,801
     8,980   Dell, Inc.                                                           124
    11,790   Hewlett-Packard Co.                                                  263
                                                                           ----------
                                                                                3,188
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
    12,490   EMC Corp.                                                            322
     2,190   NetApp, Inc.                                                          91
     1,600   SanDisk Corp.                                                         88
     1,910   Seagate Technology plc                                                73
     1,370   Western Digital Corp.                                                 85
                                                                           ----------
                                                                                  659
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
     2,960   Automatic Data Processing, Inc.                                      210
     1,110   Computer Sciences Corp.                                               55
     1,230   Fidelity National Information Services, Inc.                          55
       850   Fiserv, Inc.*                                                         82
       610   MasterCard, Inc. "A"                                                 370
     1,630   Paychex, Inc.                                                         63
     1,000   Total System Services, Inc.                                           28
     3,140   Visa, Inc. "A"                                                       548
     3,635   Western Union Co.                                                     64
                                                                           ----------
                                                                                1,475
                                                                           ----------
             ELECTRONIC COMPONENTS (0.1%)
     1,270   Amphenol Corp. "A"                                                    96
     7,610   Corning, Inc.                                                        107
                                                                           ----------
                                                                                  203
                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
       730   FLIR Systems, Inc.                                            $       23
                                                                           ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     1,520   Jabil Circuit, Inc.                                                   35
     1,060   Molex, Inc.                                                           31
     2,600   TE Connectivity Ltd.                                                 127
                                                                           ----------
                                                                                  193
                                                                           ----------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
     1,990   Electronic Arts, Inc.*                                                53
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (1.1%)
     1,250   Akamai Technologies, Inc.*                                            58
     6,960   eBay, Inc.*                                                          348
     1,640   Google, Inc. "A"*                                                  1,389
       760   VeriSign, Inc.*                                                       36
     6,390   Yahoo! Inc.*                                                         173
                                                                           ----------
                                                                                2,004
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (0.9%)
     3,900   Accenture plc "A"                                                    282
     2,120   Cognizant Technology Solutions Corp. "A"*                            155
     6,480   International Business Machines Corp.                              1,181
     1,750   SAIC, Inc.                                                            26
     1,005   Teradata Corp.*                                                       59
                                                                           ----------
                                                                                1,703
                                                                           ----------
             OFFICE ELECTRONICS (0.1%)
     7,723   Xerox Corp.                                                           77
                                                                           ----------
             SEMICONDUCTOR EQUIPMENT (0.1%)
     6,680   Applied Materials, Inc.                                              100
       990   KLA-Tencor Corp.                                                      55
     1,052   Lam Research Corp.*                                                   49
     1,340   Teradyne, Inc.*                                                       21
                                                                           ----------
                                                                                  225
                                                                           ----------
             SEMICONDUCTORS (0.8%)
     4,440   Advanced Micro Devices, Inc.*                                         15
     2,050   Altera Corp.                                                          72
     2,280   Analog Devices, Inc.                                                 106
     3,120   Broadcom Corp. "A"                                                    79
       370   First Solar, Inc.*                                                    14
    30,550   Intel Corp.                                                          671
     1,440   Linear Technology Corp.                                               55
     3,380   LSI Corp.                                                             25
     1,370   Microchip Technology, Inc.                                            53
     5,990   Micron Technology, Inc.*                                              81
     3,530   NVIDIA Corp.                                                          52
     6,890   Texas Instruments, Inc.                                              263
     1,570   Xilinx, Inc.                                                          68
                                                                           ----------
                                                                                1,554
                                                                           ----------
             SYSTEMS SOFTWARE (1.3%)
       515   BMC Software, Inc.*                                                   24
     2,160   CA, Inc.                                                              63
    46,005   Microsoft Corp.                                                    1,536
    22,877   Oracle Corp.                                                         729
     1,150   Red Hat, Inc.*                                                        58
     3,470   Symantec Corp.                                                        89
                                                                           ----------
                                                                                2,499
                                                                           ----------
             Total Information Technology                                      16,131
                                                                           ----------

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MATERIALS (1.6%)
             ----------------
             ALUMINUM (0.0%)
     6,470   Alcoa, Inc.                                                   $       50
                                                                           ----------
             COMMODITY CHEMICALS (0.1%)
     2,020   LyondellBasell Industries N.V. "A"                                   142
                                                                           ----------
             CONSTRUCTION MATERIALS (0.0%)
       760   Vulcan Materials Co.                                                  36
                                                                           ----------
             DIVERSIFIED CHEMICALS (0.4%)
     7,240   Dow Chemical Co.                                                     271
     5,840   E.I. du Pont de Nemours & Co.                                        331
       940   Eastman Chemical Co.                                                  71
       370   FMC Corp.                                                             25
       820   PPG Industries, Inc.                                                 128
                                                                           ----------
                                                                                  826
                                                                           ----------
             DIVERSIFIED METALS & MINING (0.1%)
     6,602   Freeport-McMoRan Copper & Gold, Inc.                                 200
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
       410   CF Industries Holdings, Inc.                                          78
     3,290   Monsanto Co.                                                         322
     1,330   Mosaic Co.                                                            55
                                                                           ----------
                                                                                  455
                                                                           ----------
             GOLD (0.0%)
     1,770   Newmont Mining Corp.                                                  56
                                                                           ----------
             INDUSTRIAL GASES (0.2%)
     1,235   Air Products & Chemicals, Inc.                                       126
       170   Airgas, Inc.                                                          17
     2,150   Praxair, Inc.                                                        253
                                                                           ----------
                                                                                  396
                                                                           ----------
             METAL & GLASS CONTAINERS (0.1%)
     1,380   Ball Corp.                                                            61
       950   Owens-Illinois, Inc.*                                                 27
                                                                           ----------
                                                                                   88
                                                                           ----------
             PAPER PACKAGING (0.0%)
       660   Avery Dennison Corp.                                                  28
       140   Bemis Co., Inc.                                                        6
     1,340   Sealed Air Corp.                                                      38
                                                                           ----------
                                                                                   72
                                                                           ----------
             PAPER PRODUCTS (0.1%)
     3,430   International Paper Co.                                              162
     1,340   MeadWestvaco Corp.                                                    48
                                                                           ----------
                                                                                  210
                                                                           ----------
             SPECIALTY CHEMICALS (0.2%)
     1,660   Ecolab, Inc.                                                         152
       570   International Flavors & Fragrances, Inc.                              45
       520   Sherwin-Williams Co.                                                  90
       950   Sigma-Aldrich Corp.                                                   78
                                                                           ----------
                                                                                  365
                                                                           ----------
             STEEL (0.1%)
       730   Allegheny Technologies, Inc.                                          19
       300   Cliffs Natural Resources, Inc.                                         6
     1,860   Nucor Corp.                                                           85

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
       840   United States Steel Corp.                                     $       15
                                                                           ----------
                                                                                  125
                                                                           ----------
             Total Materials                                                    3,021
                                                                           ----------
             TELECOMMUNICATION SERVICES (1.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
    33,430   AT&T, Inc.                                                         1,131
     3,741   CenturyLink, Inc.                                                    124
     6,099   Frontier Communications Corp.                                         26
    17,495   Verizon Communications, Inc.                                         829
     3,606   Windstream Corp.*                                                     29
                                                                           ----------
                                                                                2,139
                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     1,670   Crown Castle International Corp.*                                    116
     4,865   Sprint Corp.                                                          33
                                                                           ----------
                                                                                  149
                                                                           ----------
             Total Telecommunication Services                                   2,288
                                                                           ----------
             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
     2,820   American Electric Power Co., Inc.                                    121
     4,432   Duke Energy Corp.                                                    291
     1,730   Edison International                                                  79
       990   Entergy Corp.                                                         63
     5,788   Exelon Corp.                                                         176
     2,820   FirstEnergy Corp.                                                    106
     3,140   NextEra Energy, Inc.                                                 252
     1,920   Northeast Utilities                                                   79
     1,750   Pepco Holdings, Inc.                                                  33
       850   Pinnacle West Capital Corp.                                           46
     3,500   PPL Corp.                                                            107
     5,360   Southern Co.                                                         223
     2,990   Xcel Energy, Inc.                                                     84
                                                                           ----------
                                                                                1,660
                                                                           ----------
             GAS UTILITIES (0.1%)
       650   AGL Resources, Inc.                                                   28
     1,260   ONEOK, Inc.                                                           65
                                                                           ----------
                                                                                   93
                                                                           ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     3,900   AES Corp.                                                             50
     1,620   NRG Energy, Inc.                                                      42
                                                                           ----------
                                                                                   92
                                                                           ----------
             MULTI-UTILITIES (0.6%)
     1,840   Ameren Corp.                                                          62
     2,760   CenterPoint Energy, Inc.                                              63
     1,560   CMS Energy Corp.                                                      41
     1,480   Consolidated Edison, Inc.                                             83
     3,360   Dominion Resources, Inc.                                             196
       920   DTE Energy Co.                                                        62
       601   Integrys Energy Group, Inc.                                           34
     2,170   NiSource, Inc.                                                        64
     2,420   PG&E Corp.                                                           100
     3,040   Public Service Enterprise Group, Inc.                                 99
       880   SCANA Corp.                                                           42
     1,410   Sempra Energy                                                        119
     1,670   TECO Energy, Inc.                                                     28

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     1,740   Wisconsin Energy Corp.                                        $       71
                                                                           ----------
                                                                                1,064
                                                                           ----------
             Total Utilities                                                    2,909
                                                                           ----------
             Total Blue Chip Stocks (cost: $46,195)                            89,245
                                                                           ----------

             TOTAL INVESTMENTS (COST: $146,458)                            $  189,411
                                                                           ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                              $          --     $    93,738     $         --     $   93,738
Tax-Exempt Money Market Instruments:
   Variable-Rate Demand Notes                            --           6,300               --          6,300
   Money Market Funds                                   128              --               --            128
Blue Chip Stocks                                     89,245              --               --         89,245
-----------------------------------------------------------------------------------------------------------
Total                                         $      89,373     $   100,038     $         --     $  189,411
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through August 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note A4, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of August 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2013, were $45,358,000 and $2,405,000, respectively, resulting in net unrealized appreciation of $42,953,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $186,549,000 at August 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand by one of the following: Dexia Credit Local, JPMorgan Chase Bank, N.A., or Wells Fargo Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

21  | USAA Growth and Tax Strategy Fund

================================================================================

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
REIT     Real estate investment trust
USD      Unified School District

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(c) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
(d) At August 31, 2013, the aggregate market value of securities purchased on a when-issued basis was $746,000.
(e) At August 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the the Board, unless otherwise noted as illiquid.
(g) Rate represents the money market fund annualized seven-day yield at August 31, 2013.
(h)    A portion of the coupon is payable in kind (PIK) 7.08%(5.03% cash, 2.05%
       PIK).
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  22



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:    10/25/13
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    10/29/13
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/13
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.